Goodwill	6 Months Ended
Sep. 30, 2022
Goodwill
Goodwill

10.Goodwill

Changes in the carrying amount of goodwill as of September 30, 2022 were as follows:

				Foreign currency	Balance as of
	Balance as of			translation	September 30,
	March 31, 2022	Additions	Impairment	adjustments	2022
Jisen	4,581,112	—	—	(412,893)	4,168,219
Total	4,581,112	—	—	(412,893)	4,168,219

During the six month periods ended September 30, 2022 and 2021, the Group had no impairment.